Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 25,665
2021	40,424
2022	48,839
2023	41,111
2024	48,175
Thereafter	366,675
Total future minimum payments	570,889
Minimum payments related to leases that have not yet commenced	(142,200)
Minimum payments related to variable lease payments, including non-lease components	(233,770)
Imputed interest	(43,212)
Total lease liabilities	$ 151,707